Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

	Summary Compensation Table Total for PEO ($)(1)		Comp. Actually Paid to PEO ($)(2)	Average Summary Comp. Table Total for Non-PEO NEOs ($)(1)	Average Comp. Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in millions)(5)	Company Selected Measure: Revenue ($ in millions)(6)
Year	With All Cancelled Stock Awards ($)	Without Any Cancelled Stock Awards ($)				Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)
2025	44,352,948	835,488	5,624,238	6,912,207	13,226,773	73.83	103.13	16.25	2,501.31

Named Executive Officers, Footnote	Amounts shown are the total compensation as calculated in the Summary Compensation Table for our CEO and PEO (Mr. Wright) and the average for our non-PEO NEOs (Ms. Alder and Mr. Beesley).
Peer Group Issuers, Footnote	The peer group used for the purpose of this disclosure in each covered year is the S&P 500 Information Technology (Sector) Index which we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Form 10-K. This column assumes $100.00 was invested in this peer group on September 19, 2025 (same period as used for footnote (3) above).
PEO Total Compensation Amount	$ 835,488
PEO Actually Paid Compensation Amount	$ 5,624,238
Adjustment To PEO Compensation, Footnote	Amounts shown reflect “compensation actually paid” for our CEO and PEO and the average compensation actually paid for our non-PEO NEOs, calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the Summary Compensation Table to determine compensation actually paid (with fair value measured at year-end rather than at grant) are shown in the table below.

	PEO In 2025		Average Non-PEO NEOs In 2025 ($)
Year: 2025	With All Cancelled Stock Awards ($)	Without Any Cancelled Stock Awards ($)
Total Compensation from Summary Compensation Table (a)	44,352,948 (b)	835,488	6,912,207
Adjustments for Equity Awards:
Adjustments for grant date values of options and stock awards in the Summary Compensation Table	(43,517,460)	—	(6,139,244)
Subtotal	835,488		772,963
Year-end fair value of unvested awards granted in the covered year	—		4,576,672
Year-over-year difference of year-end fair values for unvested awards granted in prior years (c)	2,163,750		915,324
Fair values at vest date for awards granted and vested in the covered year	—		—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years (d)	2,625,000		6,961,815
Adjustments for any awards granted in prior years that failed to meet the applicable vesting conditions during the covered year	—		—
Compensation Actually Paid (as calculated)	5,624,238		13,226,773
(a)No dividends or earnings were paid, and there were no changes in pension values as we do not sponsor any pensions. Other than the Milestone RSUs, described in footnote (b) below, amounts shown include aggregate grant date fair value of the RSUs granted to the NEOs, determined in accordance with FASB ASC Topic 718 and do not correspond to the actual value that will be realized by the NEOs upon vesting of the RSUs or any sale of the underlying shares. During fiscal year 2025, Mr. Beesley was granted RSUs that were subject to both service-based and liquidity-based vesting conditions. The grant date fair value of Mr. Beesley’s RSUs granted in fiscal year 2025 reported in the table above assumes achievement of the liquidity-based vesting condition and therefore the grant date fair value, calculated in accordance with FASB ASC Topic 718, in the table is based on maximum achievement of the performance conditions, which is the same as the grant date fair value, calculated in accordance with FASB ASC Topic 718, based on probable achievement of the performance conditions. Such grant date fair values do not take into account any estimated forfeitures. The assumptions used in calculating the grant date fair value of the RSUs reported in this column are set forth in Note 12 to our financial statements included in our 2025 Form 10-K for the fiscal year ended December 31, 2025.
(b)The amounts reported includes $43,517,460 for the aggregate grant date fair value of the Milestone RSUs granted to Mr. Wright on February 11, 2025, the calculation of which is described in the section titled “Compensation Discussion and Analysis—Elements of Compensation—Long-Term Incentive Compensation.” Such Milestone RSUs were subsequently cancelled in August 2025 before any performance conditions were achieved.
(c)This amount reflects the value of unvested shares as of December 31, 2025. Shares granted in prior periods did not have a value in the prior year because the liquidity vesting condition had not been satisfied prior to the Company’s initial public offering.
(d)This amount reflects the value of shares that vested during 2025. Shares that were granted in prior periods did not have a value in the prior year because the liquidity vesting condition had not been satisfied prior to the Company’s initial public offering.

Non-PEO NEO Average Total Compensation Amount	$ 6,912,207
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,226,773
Adjustment to Non-PEO NEO Compensation Footnote	Amounts shown reflect “compensation actually paid” for our CEO and PEO and the average compensation actually paid for our non-PEO NEOs, calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received. As required, the dollar amounts include (among other items) unvested amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to either individual during the applicable years. The adjustments made to the Summary Compensation Table to determine compensation actually paid (with fair value measured at year-end rather than at grant) are shown in the table below.

	PEO In 2025		Average Non-PEO NEOs In 2025 ($)
Year: 2025	With All Cancelled Stock Awards ($)	Without Any Cancelled Stock Awards ($)
Total Compensation from Summary Compensation Table (a)	44,352,948 (b)	835,488	6,912,207
Adjustments for Equity Awards:
Adjustments for grant date values of options and stock awards in the Summary Compensation Table	(43,517,460)	—	(6,139,244)
Subtotal	835,488		772,963
Year-end fair value of unvested awards granted in the covered year	—		4,576,672
Year-over-year difference of year-end fair values for unvested awards granted in prior years (c)	2,163,750		915,324
Fair values at vest date for awards granted and vested in the covered year	—		—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years (d)	2,625,000		6,961,815
Adjustments for any awards granted in prior years that failed to meet the applicable vesting conditions during the covered year	—		—
Compensation Actually Paid (as calculated)	5,624,238		13,226,773
(a)No dividends or earnings were paid, and there were no changes in pension values as we do not sponsor any pensions. Other than the Milestone RSUs, described in footnote (b) below, amounts shown include aggregate grant date fair value of the RSUs granted to the NEOs, determined in accordance with FASB ASC Topic 718 and do not correspond to the actual value that will be realized by the NEOs upon vesting of the RSUs or any sale of the underlying shares. During fiscal year 2025, Mr. Beesley was granted RSUs that were subject to both service-based and liquidity-based vesting conditions. The grant date fair value of Mr. Beesley’s RSUs granted in fiscal year 2025 reported in the table above assumes achievement of the liquidity-based vesting condition and therefore the grant date fair value, calculated in accordance with FASB ASC Topic 718, in the table is based on maximum achievement of the performance conditions, which is the same as the grant date fair value, calculated in accordance with FASB ASC Topic 718, based on probable achievement of the performance conditions. Such grant date fair values do not take into account any estimated forfeitures. The assumptions used in calculating the grant date fair value of the RSUs reported in this column are set forth in Note 12 to our financial statements included in our 2025 Form 10-K for the fiscal year ended December 31, 2025.
(b)The amounts reported includes $43,517,460 for the aggregate grant date fair value of the Milestone RSUs granted to Mr. Wright on February 11, 2025, the calculation of which is described in the section titled “Compensation Discussion and Analysis—Elements of Compensation—Long-Term Incentive Compensation.” Such Milestone RSUs were subsequently cancelled in August 2025 before any performance conditions were achieved.
(c)This amount reflects the value of unvested shares as of December 31, 2025. Shares granted in prior periods did not have a value in the prior year because the liquidity vesting condition had not been satisfied prior to the Company’s initial public offering.
(d)This amount reflects the value of shares that vested during 2025. Shares that were granted in prior periods did not have a value in the prior year because the liquidity vesting condition had not been satisfied prior to the Company’s initial public offering.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	The measures listed below were the most important performance measures used to align the compensation actually paid to our NEOs in 2025 with our performance. •Revenue •Adjusted EBITDA •Free Cash Flow
Total Shareholder Return Amount	$ 73.83
Peer Group Total Shareholder Return Amount	103.13
Net Income (Loss)	$ 16,250,000
Company Selected Measure Amount	2,501,310,000
PEO Name	Mr. Wright
Additional 402(v) Disclosure	Total Stockholder Return reflects the cumulative total shareholder return of an initial $100 investment in our Series A common stock, measured from the stock price at market close on September 19, 2025 ($15.63 per share) (the date our Series A common stock began trading on Nasdaq), and calculated using the stock price at market close on December 31, 2025 ($11.54 per share). Historic stock price performance is not necessarily indicative of future stock price performance. There were no dividends or other earnings paid in the covered fiscal years. Reflects the Net Income reported in our audited financial statements for the fiscal year. Revenue, in our view, represents a core driver of the Company’s performance and stockholder value creation hence is considered the most important financial measure used to link compensation actually paid to our CEO and Non-PEOs to our performance in 2025.
PEO Total Compensation Amount, With Cancelled Stock Awards	$ 44,352,948
PEO Total Compensation Amount, Equity Awards Adjustment	(43,517,460)
Non-PEO NEO Average Total Compensation Amount, After Equity Award Adjustment	$ 772,963
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,163,750
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,625,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,139,244)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,576,672
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	915,324
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,961,815
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0